Leases - As a Lessor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating leases
Lease contracts not yet commenced, undiscounted value	€ 320	€ 51
Lease revenue	751	758
Income from leases not recognised as revenue	47	45
Committed operating lease payments due to the Group as a lessor	495	1,509
Within one year
Operating leases
Committed operating lease payments due to the Group as a lessor	304	513
In one to two years
Operating leases
Committed operating lease payments due to the Group as a lessor	128	250
In two to three years
Operating leases
Committed operating lease payments due to the Group as a lessor	36	161
In three to four years
Operating leases
Committed operating lease payments due to the Group as a lessor	16	128
In four to five years
Operating leases
Committed operating lease payments due to the Group as a lessor	7	114
In more than five years
Operating leases
Committed operating lease payments due to the Group as a lessor	€ 4	€ 343